SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details)		12 Months Ended
	Jul. 23, 2024	Dec. 31, 2024 USD ($) Customer	Dec. 31, 2023 USD ($) Customer	Mar. 31, 2025 USD ($)	Jan. 01, 2024	Dec. 31, 2022 USD ($)
Significant Accounting Policies [Line Items]
Federal depository insurance coverage		$ 250,000
Allowance for credit losses on accounts receivable current			$ 0
Impairment of long lived assets held for use		0	0
Uncertain tax positions		0	0
Unrecognized tax benefits income tax benefits penalties expenses		0	0
Accounts receivable		$ 0	$ 482,279	$ 0		$ 327,200
Reverse stock split	0.025
ASU 2023-07 [Member]
Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]					true
Change in Accounting Principle, Accounting Standards Update, Adoption Date					Jan. 01, 2024
Customer Concentration Risk [Member] | Revenue [Member]
Significant Accounting Policies [Line Items]
Number of major customers | Customer		2	2
Customer Concentration Risk [Member] | Revenue [Member] | Customer One [Member]
Significant Accounting Policies [Line Items]
Concentration risk percentage		50.00%	39.00%
Customer Concentration Risk [Member] | Revenue [Member] | Customer Two [Member]
Significant Accounting Policies [Line Items]
Concentration risk percentage		25.00%	29.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Significant Accounting Policies [Line Items]
Number of major customers | Customer			4
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer One [Member]
Significant Accounting Policies [Line Items]
Concentration risk percentage			50.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer Two [Member]
Significant Accounting Policies [Line Items]
Concentration risk percentage			18.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer Three [Member]
Significant Accounting Policies [Line Items]
Concentration risk percentage			13.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer Four [Member]
Significant Accounting Policies [Line Items]
Concentration risk percentage			10.00%
Minimum [Member]
Significant Accounting Policies [Line Items]
Payment terms provided for customers		30 days
Maximum [Member]
Significant Accounting Policies [Line Items]
Payment terms provided for customers		120 days